[Wilson Sonsini Goodrich & Rosati, P. C. Letterhead]

January 12, 2012

VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Splunk Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Splunk Inc. (the "Company"), we are transmitting for filing a registration statement on Form S-1 pursuant to the Securities Act of 1933, as amended.

        In connection with the filing of the registration statement, the Company has paid a filing fee of $14,325.00 by wire transfer to the Securities and Exchange Commission.

        Please feel free to contact the undersigned at (650) 565-3969 with any questions or comments.

Very truly yours,
/s/ JON C. AVINA Jon C. Avina